PARTICIPATING LOAN INTERESTS (Tables)	6 Months Ended
Jun. 30, 2018
Participating Loan Interests [Abstract]
Disclosure of participating interest
The outstanding principal of the participating loan interests relates to the following properties:

(US$ Millions)	Participation interest		Carrying value
Name of property	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
Darling Park Complex, Sydney	30%	30%	$259	$251
IAG House, Sydney	50%	50%	111	111
Jessie Street, Sydney	100%	100%	151	155
Total participating loan interests			$521	$517